Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$297,536	$—	$—	$297,536
	$297,536	$—	$—	$297,536
Liabilities:
Contingent earn-out liability	$—	$—	$20,809	$20,809
Contingently issuable common stock liability	—	—	5,264	5,264
Public Warrant liability	—	—	11,030	11,030
	$—	$—	$37,103	$37,103

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Common stock warrant liability	$—	$—	$1	$1
Derivative liability	—	—	1,000	1,000
	$—	$—	$1,001	$1,001

Warrants to purchase common stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of common stock warrant liability

The following table provides a rollforward of the common stock warrant liability (in thousands):

Balance at December 31, 2020	$1
Change in fair value	879
Conversion of common stock warrant to common stock upon the closing of the Merger	(880)
Balance at December 31, 2021	$—

Derivative Liability.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of derivative liability

The following table provides a rollforward of the derivative liability (in thousands):

Balance at December 31, 2020	$1,000
Initial fair value of the embedded derivative	16,986
Change in fair value	1,745
Settlement of derivative liability upon the closing of the Merger	(19,731)
Balance at December 31, 2021	$—

Contingent Earn-Out Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of contingent earn-out liability

The following table provides a rollforward of the contingent earn-out liability (in thousands):

Balance at December 31, 2020	$—
Initial fair value of the instrument	67,021
Change in fair value	(46,212)
Balance at December 31, 2021	$20,809

Contingently Issuable Common Stock Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of common stock warrant liability

The following table provides a rollforward of the contingently issuable common shares (in thousands):

Balance at December 31, 2020	$—
Initial fair value of the instrument	11,670
Change in fair value	(6,406)
Balance at December 31, 2021	$5,264

Public Warrant Liability.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of common stock warrant liability

The following table provides a rollforward of the public warrant liability (in thousands):

Balance at December 31, 2020	$—
Initial fair value of the instrument	23,636
Change in fair value	(12,606)
Balance at December 31, 2021	$11,030